BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of voluntary change in accounting policy [line items]
Closing foreign exchange rate	3,981.16	1.0	3,432.50	3,277.14
Bottom of range [member]
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in associate	20.00%